Components of Other Significant Items (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Segment Reporting, Other Significant Reconciling Item [Line Items]
Equity in net income (loss) of affiliated companies	¥ (121,697)	¥ 14,062	¥ (30,235)
Depreciation and amortization	319,594	325,366	371,004
Consumer Products & Services
Segment Reporting, Other Significant Reconciling Item [Line Items]
Equity in net income (loss) of affiliated companies	(64,078)	7,214	387
Depreciation and amortization	69,717	68,579	100,710
Professional, Device & Solutions
Segment Reporting, Other Significant Reconciling Item [Line Items]
Equity in net income (loss) of affiliated companies	(198)	(130)	(1,034)
Depreciation and amortization	124,956	122,057	142,411
Pictures
Segment Reporting, Other Significant Reconciling Item [Line Items]
Equity in net income (loss) of affiliated companies	(516)	2,483	4,347
Depreciation and amortization	10,825	7,996	8,427
Music
Segment Reporting, Other Significant Reconciling Item [Line Items]
Equity in net income (loss) of affiliated companies	(372)	(265)	(80)
Depreciation and amortization	10,789	12,166	13,427
Financial Services
Segment Reporting, Other Significant Reconciling Item [Line Items]
Equity in net income (loss) of affiliated companies	(1,252)	(1,961)	(1,345)
Depreciation and amortization	56,322	62,077	56,531
Sony Mobile Communications
Segment Reporting, Other Significant Reconciling Item [Line Items]
Equity in net income (loss) of affiliated companies	(57,680)	4,155	(34,514)
Depreciation and amortization	869
All Other
Segment Reporting, Other Significant Reconciling Item [Line Items]
Equity in net income (loss) of affiliated companies	2,399	2,566	2,004
Depreciation and amortization	16,656	20,805	22,452
Operating Segments
Segment Reporting, Other Significant Reconciling Item [Line Items]
Depreciation and amortization	290,134	293,680	343,958
Corporate
Segment Reporting, Other Significant Reconciling Item [Line Items]
Depreciation and amortization	¥ 29,460	¥ 31,686	¥ 27,046